Non-cash transactions - Somos - Anglo (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2018
Somos - Anglo (Predecessor)
Non-cash transactions
Schedule of non-cash transactions
January 1 to October 10, 2018
Property, Plant and Equipment	20,855
Finance Lease	20,855